Leases - The Company as Lessee	12 Months Ended
Dec. 31, 2024
Time charterin contracts [Abstract]
Leases - The Company as Lessee
18. Leases – The Company as Lessee
Office lease
In January 2021, the Company entered into an agreement to lease office space from a related party for a period until December 2022 at an amount of EUR 7,000 ($8,279) per month. In January 2023, the Company entered into a new agreement to lease office space from a related party for a 2-year period at an amount of EUR 8,000 ($8,855) per month. The Company determined these office leases to be operating leases and recorded the related right-of-use-assets within operating lease right-of-use-assets and the lease liabilities within operating lease liabilities in the accompanying consolidated balance sheets and the lease expense within General and administrative expenses in the accompanying consolidated statements of income (Note 3).
Lease Disclosures Under ASC 842
Operating lease right-of-use assets and lease liabilities as of December 31, 2023, and 2024 as follows:

Description	Location in balance sheet	December 31, 2023	December 31, 2024
Non current assets:
Office leases	Operating lease right-of-use assets	$99,379	—

		$99,379	—

Liabilities:
Office leases	Current portion of operating lease liabilities	$71,173	—

Lease liabilities – current portion		$71,173	—

Office leases	Non-Current portion of operating lease liabilities	$28,206	—

Lease liabilities – non-current portion		$28,206	—

The Operating lease right-of-use asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.
The table below presents the components of the Company’s lease expenses:

Description	Location in statement of operations	2022	2023	2024
Lease expense for office leases	General and administrative expenses	88,326	104,167	103,445

The cash paid for operating leases with terms greater than 12 months for the years ended December 31, 2022, 2023 and 2024 amounted to $88,326, $104,167 and $103,445, respectively.